Business Combination	6 Months Ended
Jun. 30, 2021
Disclosure of business combinations [text block] [Abstract]
BUSINESS COMBINATION

19. Business COMBination

On 17 March 2020, the definitive business agreement between International General Insurance Holdings Limited - Dubai (“IGI”) and Tiberius Acquisition Corp. (NASDAQ: TIBR) (“Tiberius”), a publicly traded special purpose acquisition company, and certain related parties, was effective (the “Business Combination”). As a result of the completion of the Business Combination, the Company became a new public company owned by the former stockholders of Tiberius and the former shareholders of IGI. Consequently, IGI and Tiberius became the Company’s subsidiaries.

Furthermore, in accordance with the Business Combination, USD 80,000 thousand of the transaction consideration was paid in cash to IGI former shareholders and accounted for as an adjustment against share premium in the consolidated statement of changes in equity.

At the closing of the Business Combination, the Company:

1)	Issued (1) 29,759,999 common shares to former shareholders of IGI in exchange for their IGI shares and (2) 18,687,307 common shares to former stockholders of Tiberius, including (I) 9,339,924 common shares issued in exchange for public shares of Tiberius common stock that remained outstanding and not redeemed immediately prior to the closing of the Business Combination, (ii) 4,132,500 common shares issued in exchange for Tiberius founder shares, including 3,012,500 common shares (“Earnout Shares”) subject to vesting at prices ranging from USD 11.50 to USD 15.25 per share, (iii) 2,900,000 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement pursuant to forward purchase agreements, and (iv) 2,314,883 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement.

In connection with the finalization of the purchase price under the Business Combination Agreement, all escrow shares issued to former shareholders of IGI were released from escrow and 8,555 shares were cancelled. Following the cancellation, the Group has 48,438,751 shares outstanding (including the 3,012,500 unvested shares).

Simultaneously with the execution of the Business Combination, out of total Earnout Shares issued to Tiberius founder shareholders, 1,170,348 shares were transferred to certain former shareholders of IGI.

The following table sets out the number of common shares issued in connection with the Business Combination:

	No. of shares	Par value of 0.01 USD
		USD ’000
Common shares issued to former shareholders of IGI	29,751,444	298
Common shares issued to former stockholders of Tiberius *	15,674,807	157
Unvested shares transferred to certain former shareholders of IGI	1,170,348	12
Unvested Tiberius Founder shares	1,842,152	18
	48,438,751	485

*	This item includes 1,120,000 shares that were subject to a one year lock-up restriction post the closing date of the Business Combination.

2)	In addition, on 17 March 2020 the Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (note 9).

3)	Eliminated IGI issued share capital in the amount of USD 143,376 thousand that ceased to exist upon consummation of the Business Combination.

4)	Eliminated IGI treasury shares in the amount of USD 20,103 thousand.

5)	Eliminated IGI additional paid in capital in the amount of USD 2,773 thousand.

6)	Adjusted the share premium as a result of the issuance of the common shares and warrants.

Accounting for the Business Combination

The transaction was accounted for as a continuation of International General Insurance Holdings Limited - Dubai (“IGI”). Under this method of accounting, while the Company is the legal acquirer of both IGI and Tiberius, IGI has been identified as the accounting acquirer of Tiberius for accounting purposes. This determination was primarily based on IGI comprising the ongoing operations of the combined company, IGI senior management comprising the senior management of the combined company, and the former owners and management of IGI having control of the Board of Directors following the consummation of the transaction by virtue of being able to appoint a majority of the directors of the combined company. As Tiberius does not meet the definition of a business as defined in IFRS 3 - Business Combinations (“IFRS 3”), the purchase of the shares of the former owners of Tiberius is not within the scope of IFRS 3 and is accounted for as a share-based payment transaction in accordance with IFRS 2- Share-based payments (“IFRS 2”). Hence, the transaction was accounted for as the continuance of IGI with recognition of the identifiable assets acquired and the liabilities assumed of Tiberius at fair value. Operations prior to the transaction are those of IGI from an accounting point of view.

Fair value measurement of the equity instruments issued in connection with the Business Combination

In connection with the business combination, equity instruments that were issued as a share-based consideration to Tiberius were as follows:

(a)	Quoted common shares

(b)	Founder shares subject to a one year lock-up restriction

(c)	Earnout shares subject to vesting at differential price range

Under IFRS 2, fair values of above-mentioned equity instruments issued to Tiberius was compared to fair value of Tiberius identifiable net assets acquired (representing net cash received by IGI and its former shareholders net of the liabilities assumed by IGI in the form of the Public Warrants which represent financial instruments issued to former stockholders of Tiberius) in order to determine gain or loss on acquisition on 17 March 2020 (the valuation date).

In order to assess the appropriateness of using the closing quoted market price of Tiberius common stock on Nasdaq as a representative of the fair value of the common shares on the valuation date, management has performed liquidity assessment of Tiberius stock prior to the Business Combination from 11 March 2020 (being the last date of redemption rights available to Tiberius shareholders) until the valuation date.

Management does not consider the quoted Tiberius price to be an appropriate representation of fair value based on the illiquidity observed in the quoted price over the period.

Instead, management has appointed an independent third-party valuation specialist to perform a valuation using a market approach to estimate the fair value of equity instruments issued to Tiberius’s stockholders. Accordingly, as an alternative valuation technique, IGI Common Shares (“Common Shares”) were valued using a market multiples approach, namely ‘Price- To- Book ratio’ multiples benchmarked against ‘Return on Equity’ and consequentially corroborated using ‘Price -To- Earnings’ multiples of each comparable company.

For the shares that are subject to one-year transfer restriction, fair value is determined after applying a lock-in discount to the fair value determined for the common shares.

For purposes of determining the fair value of the Earnout Shares, a ‘Monte Carlo’ simulation approach was adopted to address the uncertainty of the time at which the shares will vest. In addition, this approach considers the share price as at the closing date, the threshold price, expected volatility (estimated using historical share price movements of comparable companies), expected dividend yield, the risk-free rate, and the earnout period.

Based on the above, the following table summarizes the fair value of the equity instruments issued to Tiberius stockholders at the close of the Business Combination based on a market approach valuation:

Equity Instruments	No. of shares/warrants	Fair value per share/warrant	Fair value
		USD	USD ’000
Common shares	14,554,807	6.85	99,715
Vested Founder shares subject to a one year lock-up restriction post Business Combination closing date	1,120,000	6.39	7,156
Unvested Tiberius Founder shares	1,842,152	3.48	6,407

Total Value of Consideration			113,278

Under IFRS 2, the transaction was measured at the fair value of the common shares deemed to have been issued by IGI for the ownership interest in the Company to be the same as if the transaction had taken the legal form of IGI acquiring 100% of Tiberius. The difference between the fair value equity instruments (common shares) “Value of Consideration” issued by IGI to Tiberius and the fair value of the later identifiable net assets acquired (representing net cash received by IGI and its former shareholders net liabilities assumed by IGI in the form of the Public Warrants which represent financial instruments issued to former stockholders of Tiberius) represents a bargain purchase. However, since the transaction is accounted for under IFRS 2 and the outcome of fair value measurement represents a ‘bargain’ and not an ‘expense’, there is no listing expense to be recognized for the services received by IGI in connection with the transaction.

Using the fair valuation of the Common Shares (discussed above) as an input, the Public Warrants were valued as ‘American-style’ call options using a binomial tree approach on the valuation date.

The details of Tiberius net assets acquired are shown below:

Description	USD ’000
Cash proceeds received	120,821
Less: liabilities assumed in the form of the Public Warrants (12,750,000 Public Warrants at fair value of USD 0.53 per warrant)	(6,807)
Net assets acquired	114,014

The following table illustrates the difference between the total Value of Consideration and net assets acquired at the closing date of the Business Combination.

Description	USD ’000
Value of Consideration	113,278
Less: net assets acquired	(114,014)
Bargain	(736)

Listing Related Expenses

During the period ended 30 June 2020, the Group incurred listing expenses in the amount of USD 3,366 thousand which mainly consist of professional fees (legal, accounting, etc.) and other miscellaneous costs that are directly related to the listing transaction.